SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Mar. 09, 2023	Feb. 28, 2023	Jan. 31, 2023	Feb. 13, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Feb. 29, 2020
$629 million term loan facility
Subsequent Event [Line Items]
Non-amortizing revolving credit facility						$ 150.0		$ 629.0
Interest rate swap
Subsequent Event [Line Items]
Notional principal					$ 691.0		$ 677.8
Subsequent event
Subsequent Event [Line Items]
Fixed Interest Rate	4.80%		3.26%
Subsequent event | Dividends declared, fourth quarter 2022
Subsequent Event [Line Items]
Dividends per share (USD per share)				$ 0.75
Subsequent event | Dividends declared, special dividend, fourth quarter 2022
Subsequent Event [Line Items]
Dividends per share (USD per share)				$ 0.25
Subsequent event | $330 million sale and leaseback
Subsequent Event [Line Items]
Gross price			$ 330.0
Sale leaseback transaction, lease term			10 years
Sale leaseback transaction, additional lease term			2 years
Basis spread on variable rate (percent)			2.15%
Subsequent event | Flex Amber
Subsequent Event [Line Items]
Sale and leaseback agreement, consideration transferred			$ 170.0
Subsequent event | Flex Artemis
Subsequent Event [Line Items]
Sale and leaseback agreement, consideration transferred			160.0
Subsequent event | $290 million facility
Subsequent Event [Line Items]
Non-amortizing revolving credit facility		$ 290.0
Basis spread on variable rate (percent)		1.85%
Term		6 years
Age adjusted term		22 years
Subsequent event | 140$ million revolving credit facility | Line of credit
Subsequent Event [Line Items]
Face amount		$ 140.0
Subsequent event | 150$ million revolving credit facility | Line of credit
Subsequent Event [Line Items]
Face amount		$ 150.0
Subsequent event | Interest rate swap
Subsequent Event [Line Items]
Notional principal	$ 181.0		$ 50.0
Term of swaps	2 years		10 years